Employee benefit obligations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of Employee Benefit Obligations

	2025	2024
	US$'000	US$'000
		(Recast)
Bonuses	15,255	11,238
Annual leave	4,116	2,906
Long service leave	444	305
Balance at December 31,	19,815	14,449
Current	19,371	14,144
Non-current	444	305
Total employee benefit obligations	19,815	14,449